Income Taxes - Summary of Valuation Allowance Against Certain Foreign Net Deferred Tax Assets and State Net Operating Losses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 1,564	$ 598	$ 375
State	151	62	30
U.S.	2,159
Foreign	(1,560)	(1,021)	(125)
Discontinued operations		(117)	68
Balance at end of year	$ 5,434	$ 1,564	$ 598